UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3450

Name of Fund: Merrill Lynch Focus Value Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Focus Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/05

Date of reporting period: 02/01/05 - 04/30/05

Item 1 - Schedule of Investments

Merrill Lynch Focus Value Fund, Inc.
Schedule of Investments as of April 30, 2005

                                                                   Shares
                       Industry*                                     Held    Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Above-Average          Diversified Telecommunication              285,200    BellSouth Corp.                            $ 7,554,948
Yield - 7.6%           Services - 2.1%
                       ------------------------------------------------------------------------------------------------------------
                       Food Products - 1.0%                        73,100    General Mills, Inc.                          3,611,140
                       ------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 1.1%                      89,900    AstraZeneca Group Plc (b)                    3,951,105
                       ------------------------------------------------------------------------------------------------------------
                       Trading Companies & Distributors - 2.3%    574,400    UAP Holding Corp. (c)                        8,265,616
                       ------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 1.1%       142,900    Macquarie Infrastructure Co. Trust (c)       3,894,025
                       ------------------------------------------------------------------------------------------------------------
                                                                             Total Above-Average Yield                   27,276,834
-----------------------------------------------------------------------------------------------------------------------------------
Discount to            Communications Equipment - 0.8%            873,700    3Com Corp. (c)                               2,752,155
Assets - 7.3%          ------------------------------------------------------------------------------------------------------------
                       Energy Equipment & Services - 2.9%         309,500    GlobalSantaFe Corp. (i)                     10,399,200
                       ------------------------------------------------------------------------------------------------------------
                       Media - 3.6%                                44,800    Clear Channel Communications, Inc.           1,430,912
                                                                1,164,460    Liberty Media Corp. Class A (c)             11,691,178
                                                                                                                        -----------
                                                                                                                         13,122,090
                       ------------------------------------------------------------------------------------------------------------
                                                                             Total Discount to Assets                    26,273,445
-----------------------------------------------------------------------------------------------------------------------------------
Earnings               Aerospace & Defense - 3.2%                 178,600    Goodrich Corp.                               7,197,580
Turnaround - 50.0%                                                119,800    Honeywell International, Inc.                4,284,048
                                                                                                                        -----------
                                                                                                                         11,481,628
                       ------------------------------------------------------------------------------------------------------------
                       Beverages - 1.1%                           190,700    Coca-Cola Enterprises, Inc.                  3,871,210
                       ------------------------------------------------------------------------------------------------------------
                       Capital Markets - 4.2%                     216,800    Mellon Financial Corp. (i)                   6,003,192
                                                                  175,100    Morgan Stanley                               9,213,762
                                                                                                                        -----------
                                                                                                                         15,216,954
                       ------------------------------------------------------------------------------------------------------------
                       Communications Equipment - 2.5%            711,100    Extreme Networks (c)                         3,164,395
                                                                  377,900    Motorola, Inc.                               5,796,986
                                                                                                                        -----------
                                                                                                                          8,961,381
                       ------------------------------------------------------------------------------------------------------------
                       Computers & Peripherals - 1.3%             261,400    Seagate Technology                           4,595,412
                       ------------------------------------------------------------------------------------------------------------
                       Energy Equipment & Services - 2.5%         337,100    Rowan Cos., Inc. (i)                         8,943,263
                       ------------------------------------------------------------------------------------------------------------
                       Food & Staples Retailing - 4.8%          2,008,400    The Topps Co., Inc.                         17,312,428
                       ------------------------------------------------------------------------------------------------------------
                       Food Products - 1.1%                        62,000    Unilever NV (b)                              3,994,660
                       ------------------------------------------------------------------------------------------------------------
                       IT Services - 0.3%                          47,600    Electronic Data Systems Corp.                  921,060
                       ------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 1.9%            190,000    General Electric Co.                         6,878,000
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 1.0%                     126,100    Alcoa, Inc.                                  3,659,422
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 2.6%                           164,100    Exxon Mobil Corp.                            9,358,623
                       ------------------------------------------------------------------------------------------------------------
                       Paper & Forest Products - 2.5%             263,900    International Paper Co.                      9,049,131
                       ------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 2.4%                     168,400    GlaxoSmithKline Plc (b)                      8,512,620
                       ------------------------------------------------------------------------------------------------------------
                       Road & Rail - 1.4%                         165,500    Norfolk Southern Corp.                       5,196,700
                       ------------------------------------------------------------------------------------------------------------
                       Semiconductors & Semiconductor           7,237,100    Agere Systems, Inc. Class B (c)              8,539,778
                       Equipment - 6.3%                         2,629,300    LSI Logic Corp. (c)                         14,093,048
                                                                                                                        -----------
                                                                                                                         22,632,826
                       ------------------------------------------------------------------------------------------------------------

Merrill Lynch Focus Value Fund, Inc.
Schedule of Investments as of April 30, 2005

                                                                   Shares
                       Industry*                                     Held    Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Software - 6.0%                          1,129,500    BEA Systems, Inc. (c)                      $ 7,793,550
                                                                1,171,400    Borland Software Corp. (c)                   6,805,834
                                                                1,343,900    Parametric Technology Corp. (c)              7,149,548
                                                                                                                        -----------
                                                                                                                         21,748,932
                       ------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 4.9%                    340,700    Foot Locker, Inc.                            9,083,062
                                                                  408,100    The Gap, Inc.                                8,712,935
                                                                                                                        -----------
                                                                                                                         17,795,997
                       ------------------------------------------------------------------------------------------------------------
                                                                             Total Earnings Turnaround                  180,130,247
-----------------------------------------------------------------------------------------------------------------------------------
Financial              Construction & Engineering - 0.0%                3    New Millennium Homes, LLC (c)(g)(h)                750
Restructuring - 0.0%   ------------------------------------------------------------------------------------------------------------
                                                                             Total Financial Restructuring                      750
-----------------------------------------------------------------------------------------------------------------------------------
Operational            Aerospace & Defense - 2.0%                 190,600    Raytheon Co.                                 7,168,466
Restructuring - 24.4%  ------------------------------------------------------------------------------------------------------------
                       Capital Markets - 3.3%                     428,100    The Bank of New York Co., Inc. (i)          11,961,114
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Financial Services - 3.2%      329,840    JPMorgan Chase & Co.                        11,706,022
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication              213,400    Sprint Corp. (i)                             4,750,284
                       Services - 1.3%
                       ------------------------------------------------------------------------------------------------------------
                       Household Products - 1.3%                   72,800    Kimberly-Clark Corp.                         4,546,360
                       ------------------------------------------------------------------------------------------------------------
                       IT Services - 2.4%                       1,353,000    Unisys Corp. (c)                             8,780,970
                       ------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 3.6%            413,200    Tyco International Ltd. (i)                 12,937,292
                       ------------------------------------------------------------------------------------------------------------
                       Media - 7.3%                               173,800    Comcast Corp. Special Class A (c)(i)         5,514,674
                                                                  694,300    Interpublic Group of Cos., Inc. (c)(i)       8,928,698
                                                                  695,700    Time Warner, Inc. (c)(i)                    11,694,717
                                                                                                                        -----------
                                                                                                                         26,138,089
                       ------------------------------------------------------------------------------------------------------------
                                                                             Total Operational Restructuring             87,988,597
-----------------------------------------------------------------------------------------------------------------------------------
Price to Book - 9.6%   Diversified Financial Services - 2.8%      215,600    Citigroup, Inc.                             10,124,576
                       ------------------------------------------------------------------------------------------------------------
                       Insurance - 6.8%                           245,400    American International Group, Inc.          12,478,590
                                                                  338,345    The St. Paul Travelers Cos., Inc.           12,112,751
                                                                                                                        -----------
                                                                                                                         24,591,341
                       ------------------------------------------------------------------------------------------------------------
                                                                             Total Price to Book                         34,715,917
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks                        356,385,790
                                                                             (Cost - $332,528,147) - 98.9%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                             Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Financial              Construction & Engineering - 0.0%            5,414    New Millennium Homes, LLC (a)(c)(g)            135,350
Restructuring - 0.0%   ------------------------------------------------------------------------------------------------------------
                                                                             Total Preferred Stocks                         135,350
                                                                             (Cost - $395) - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Focus Value Fund, Inc.
Schedule of Investments as of April 30, 2005

                                                                       Face
                       Industry*                                     Amount    Corporate Bonds                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Financial              Construction & Engineering - 0.8%        $ 5,021,000    New Millennium Homes, LLC,  0% due
Restructuring - 0.8%                                                           12/31/2007 (d)(f)(g)                    $  3,012,600
                       ------------------------------------------------------------------------------------------------------------
                                                                               Total Corporate Bonds                      3,012,600
                                                                               (Cost - $4,396,479) - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Beneficial
                                                                   Interest    Other Interests (e)
-----------------------------------------------------------------------------------------------------------------------------------
Financial              Oil & Gas - 0.0%                         $ 1,981,437    WRT Energy Corp. (Litigation Trust
Restructuring - 0.0%                                                           Certificates)                                      0
                       ------------------------------------------------------------------------------------------------------------
                                                                               Total Investments in Other Interests
                                                                               (Cost - $202,416) - 0.0%                           0
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                                $26,851,100    Merrill Lynch Liquidity Series, LLC
                                                                               Money Market Series (j)(k)                26,851,100
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Total Short-Term Securities
                                                                               (Cost - $26,851,100) - 7.5%               26,851,100
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Investments (Cost - $363,978,537**)  - 107.2%                                              386,384,840

                       Liabilities in Excess of Other Assets - (7.2%)                                                   (25,798,736)
                                                                                                                       ------------
                       Net Assets - 100.0%                                                                             $360,586,104
                                                                                                                       ============

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of April 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 364,633,718
                                                                  =============
      Gross unrealized appreciation                               $  47,959,852
      Gross unrealized depreciation                                 (26,208,730)
                                                                  -------------
      Net unrealized appreciation                                 $  21,751,122
                                                                  =============

(a)   Convertible security.
(b)   Depositary Receipts.
(c)   Non-income producing security.
(d) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(e) Other interests represent beneficial interest in liquidation trusts and other reorganizational entities and are non-income producing.
(f)   Represents a zero coupon bond.

Merrill Lynch Focus Value Fund, Inc.
Schedule of Investments as of April 30, 2005

(g) Restricted securities as to resale, representing 0.9% of net assets, as follows:

      ---------------------------------------------------------------------------------------
      Issue                               Acquisition Dates           Cost           Value
      ---------------------------------------------------------------------------------------
      New Millennium Homes, LLC        04/26/1996 - 08/29/1997    $ 2,891,337     $       750

      New Millennium Homes, LLC        08/29/1997 - 03/05/1999            395         135,350
      (Preferred)

      New Millennium Homes, LLC,       08/29/1997 - 03/05/1999      4,396,479       3,012,600
      0% due 12/31/2007
      ---------------------------------------------------------------------------------------
      Total                                                       $ 7,288,211     $ 3,148,700
                                                                  ===========================

(h) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(i)   Security, or a portion of security, is on loan.
(j) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      ----------------------------------------------------------------------------------------
      Affiliate                                                 Net Activity   Interest Income
      ----------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I   $ (9,476,694)     $  115,514
      Merrill Lynch Liquidity Series, LLC Money Market Series   $(39,875,450)     $    6,161
      ----------------------------------------------------------------------------------------

(k)   Security was purchased with the cash proceeds from securities loans.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Focus Value Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Focus Value Fund, Inc.

Date: June 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Focus Value Fund, Inc.

Date: June 20, 2005


By: /s/ Donald C. Burke
    ------------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Focus Value Fund, Inc.

Date: June 20, 2005